SCHWAB CAPITAL TRUST

Laudus International MarketMasters Fund™

(the fund)

Supplement dated October 26, 2020 to the fund’s currently effective Statutory Prospectus and Statement of Additional Information (SAI)

This supplement provides new and additional information beyond that contained in the Statutory Prospectus and SAI and should be read in conjunction with the Statutory Prospectus and SAI.

Effective immediately, all references to Karen Q. Wong and Richard A. Brown in the fund’s Statutory Prospectus and SAI are hereby deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

REG112591-00 (10/20)

00251814